Loss per Share	12 Months Ended
Dec. 31, 2025
Weighted average number of shares of common stock
Loss per Share

12. Loss per Share

Potentially dilutive securities include convertible debentures payable, warrants, broker options, stock options, and unvested RSU. Diluted income per share reflects the assumed exercise or conversion of all dilutive securities using the treasury stock method.

	Year ended December 31, 2025	Year ended December 31, 2024
Net loss for the year	(93,132,015)	(25,341,623)

Basic loss per share Weighted average number of shares of common stock - basic	22,747,234	9,721,282
Net loss per share – basic	(4.09)	(2.61)
Net loss for the year	(93,132,015)	(25,341,623)
Dilutive effect of convertible debentures	-	-
Dilutive effect of warrants on net income	-	-
Diluted net loss for the year	(93,132,015)	(25,341,623)
Weighted average number of shares of common stock - basic	22,747,234	9,721,282
Diluted effect:
Stock options and RSUs	-	-
Weighted average number of shares of common stock - fully diluted	22,747,234	9,721,282
Net loss per share - fully diluted	(4.09)	(2.61)